Supplemental guarantor financial information (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Schedule of Condensed Consolidated Income Statement
CONDENSED CONSOLIDATING INCOME STATEMEN
T

For the six month period ended 30 June 2020 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
Revenue	236	—	—	6 904	—	14 727	(569)	21 298
Cost of sales	(166)	—	—	(2 890)	—	(6 610)	569	(9 097)

Gross profit	70	—	—	4 014	—	8 117	—	12 201

Distribution expenses	(13)	—	—	(524)	—	(1 864)	—	(2 401)
Sales and marketing expenses	(57)	—	—	(991)	—	(2 230)	—	(3 278)
Administrative expenses	(73)	—	—	(254)	(13)	(1 238)	—	(1 578)
Other operating income/(expenses)	209	600	—	(892)	367	(2 922)	—	(2 638)

Profit from operations	136	600	—	1 353	354	(137)	—	2 306

Net finance income/(cost)	(189)	(860)	6	532	(258)	(4 822)	—	(5 592)

Share of result of associates and joint ventures	—	—	—	(1)	—	34	—	33
Profit before tax	(53)	(260)	6	1 884	96	(4 925)	—	(3 253)
Income tax expense	—	199	(1)	(288)	—	(402)	—	(492)
Profit	(53)	(60)	5	1 596	96	(5 327)	—	(3 744)
Income from subsidiaries	(1 847)	1 390	—	(10)	(570)	1 330	(294)	0
Profit from continuing operations	(1 900)	1 330	5	1 586	(474)	(3 997)	(294)	(3 744)
Profit from discontinued operations	—	—	—	—	—	2 055	—	2 055
Profit of the year	(1 900)	1 330	5	1 586	(474)	(1 942)	(294)	(1 688)
Profit from continuing operations attributable to:
Equity holders of AB InBev	(1 900)	1 330	5	1 586	(474)	(4 208)	(294)	(3 955)
Non-controlling interest	—	—	—	—	—	211	—	211
Profit of the period attributable to:
Equity holders of AB InBev	(1 900)	1 330	5	1 586	(474)	(2 153)	(294)	(1 900)
Non-controlling interest	—	—	—	—	—	211	—	211

For the six month period ended 30 June 2019 Million US dollar Restated	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
Revenue	304	—	—	7 823	—	19 005	(1 310)	25 823
Cost of sales	(207)	—	—	(3 685)	—	(7 371)	1 310	(9 953)

Gross profit	97	—	—	4 138	—	11 634	—	15 869

Distribution expenses	(15)	—	—	(557)	—	(2 137)	—	(2 709)
Sales and marketing expenses	(77)	—	—	(1 005)	—	(2 449)	—	(3 531)
Administrative expenses	(153)	—	—	(334)	12	(1 361)	—	(1 837)
Other operating income/(expenses)	125	538	—	(583)	(1)	206	—	285

Profit from operations	(23)	538	—	1 659	11	5 893	—	8 077

Net finance income/(cost)	(264)	(1 033)	84	(484)	103	1 425	—	(169)

Share of result of associates and joint ventures	—	—	—	(3)	—	65	—	62
Profit before tax	(287)	(495)	84	1 172	114	7 383	—	7 970
Income tax expense	—	102	(6)	(373)	(2)	(1 286)	—	(1 565)
Profit	(287)	(393)	78	799	112	6 097	—	6 406
Income from subsidiaries	6 342	418	—	216	528	4 017	(11 519)	—
Profit from continuing operations	6 055	25	78	1 015	640	10 114	(11 519)	6 406
Profit from discontinued operations	—	—	—	—	—	236	—	236
Profit of the year	6 055	25	78	1 015	640	10 350	(11 519)	6 642
Profit from continuing operations attributable to:
Equity holders of AB InBev	6 055	25	78	1 015	640	9 527	(11 519)	5 819
Non-controlling interest	—	—	—	—	—	587	—	587
Profit of the period attributable to:
Equity holders of AB InBev	6 055	25	78	1 015	640	9 763	(11 519)	6 055
Non-controlling interest	—	—	—	—	—	587	—	587

Schedule of Condensed Consolidated Statement of Financial Position
CONDENSED CONSOLIDATING STATEMENT OF FINANCIAL POSITIO
N

As at 30 June 202 0 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
ASSETS
Non-current assets
Property, plant and equipment	41	—	—	4 915	—	19 762	—	24 718
Goodwill	545	—	—	33 134	—	81 401	—	115 080
Intangible assets	382	—	—	22 202	97	17 368	—	40 049
Investments in subsidiaries	113 184	73 435	—	66 085	17 698	208 343	(478 746)	—
Investments in associates and joint ventures	—	—	—	22	—	5 766	—	5 788
Deferred tax assets	—	161	—	—	—	1 797	—	1 958
Derivatives	—	—	—	—	264	33	—	297
Other non-current assets	13 391	11 681	13 442	3 925	9 065	56 262	(106 423)	1 343

	127 543	85 277	13 442	130 283	27 124	390 732	(585 169)	189 233

Current assets
Investment securities	—	—	—	—	—	102	—	102
Inventories	—	—	—	903	—	3 436	—	4 339
Derivatives	349	72	—	2 232	6 947	269	(9 324)	545
Trade and other receivables	2 916	4 490	1 176	2 339	5 133	28 978	(39 754)	5 276
Cash and cash equivalents	17 236	6 194	6	234	7 716	7 304	(13 672)	25 018
Assets classified as held for sale	—	—	—	—	—	128	—	128
Other current assets	11	203	—	—	3	588	—	805

	20 512	10 959	1 182	5 708	19 799	40 805	(62 750)	36 215

Total assets	148 055	96 236	14 624	135 991	46 923	431 537	(647 919)	225 448

EQUITY AND LIABILITIES
Equity
Equity attributable to equity holders of AB InBev	60 065	47 434	628	72 408	25 324	332 953	(478 746)	60 065
Minority interests	—	—	—	—	—	8 282	—	8 282

	60 065	47 434	628	72 408	25 324	341 235	(478 746)	68 347
Non-current liabilities
Interest-bearing loans and borrowings	62 929	43 036	13 466	42 248	3 094	47 806	(106 545)	106 034
Employee benefits	3	—	—	1 056	—	1 551	—	2 610
Deferred tax liabilities	—	—	8	6 751	—	5 301	—	12 060
Derivatives	—	—	—	—	2 460	—	—	2 460
Other non-current liabilities	58	—	—	389	—	2 471	—	2 917

	62 989	43 036	13 475	50 444	5 554	57 128	(106 545)	126 081

Current liabilities
Interest-bearing loans and borrowings	16 155	5 032	311	8 050	6 165	7 974	(37 203)	6 484
Income tax payables	—	—	—	353	—	556	—	909
Derivatives	48	—	—	116	4 625	8 938	(9 324)	4 403
Trade and other payables	865	733	211	4 554	172	14 748	(2 428)	18 857
Other current liabilities	7 932	—	—	65	5 084	958	(13 672)	367

	25 000	5 766	522	13 139	16 044	33 175	(62 627)	31 020

Total equity and liabilitie s	148 055	96 236	14 624	135 991	46 923	431 537	(647 919)	225 448

As at 31 December 201 9 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
ASSETS
Non-current assets
Property, plant and equipment	36	—	—	5 063	—	22 445	—	27 544
Goodwill	—	—	—	33 157	—	94 957	—	128 114
Intangible assets	409	—	—	22 195	97	19 751	—	42 452
Investments in subsidiaries	128 860	77 492	—	42 557	17 955	183 831	(450 696)	—
Investments in associates and joint venture s	—	—	—	22	—	5 839	—	5 861
Deferred tax assets	—	163	—	—	—	1 556	—	1 719
Derivatives	—	—	—	—	113	19	—	132
Other non-current assets	13 930	11 681	13 853	14 495	13 483	43 495	(108 925)	2 012

	143 235	89 336	13 853	117 489	31 648	371 893	(559 621)	207 834

Current assets
Investment securities	—	—	—	—	—	92	—	92
Inventories	—	—	—	822	—	3 605	—	4 427
Derivatives	188	—	—	22	3 909	105	(3 994)	230
Trade and other receivables	4 152	10 163	846	7 331	113	13 139	(29 557)	6 187
Cash and cash equivalents	79	22	18	348	12 697	7 825	(13 751)	7 238
Assets classified as held for sale	236	—	—	—	—	9 777	—	10 013
Other current assets	8	198	2	—	5	414	—	627

	4 663	10 383	866	8 523	16 724	34 957	(47 302)	28 814

Total assets	147 898	99 719	14 719	126 012	48 372	406 850	(606 922)	236 648

EQUITY AND LIABILITIES
Equity
Equity attributable to equity holders of AB InBev	75 722	46 188	622	77 567	25 359	300 959	(450 696)	75 722
Minority interests	—	—	—	—	—	8 831	—	8 831

	75 722	46 188	622	77 567	25 359	309 790	(450 696)	84 553

Non-current liabilities
Interest-bearing loans and borrowings	59 605	49 310	13 874	28 313	3 586	51 690	(108 814)	97 564
Employee benefits	5	—	—	1 067	—	1 776	—	2 848
Deferred tax liabilities	—	—	9	6 772	—	6 043	—	12 824
Derivatives	—	—	—	—	352	—	—	352
Other non-current liabilities	60	—	—	543	—	3 063	—	3 666

	59 670	49 310	13 883	36 695	3 938	62 572	(108 814)	117 254

Current liabilities
Interest-bearing loans and borrowings	3 651	3 633	—	7 302	9 775	8 701	(27 652)	5 410
Income tax payables	—	—	—	237	—	1 109	—	1 346
Derivatives	198	—	—	49	3 875	3 671	(3 994)	3 799
Trade and other payables	1 071	588	214	4 153	75	18 778	(2 015)	22 864
Liabilities associated with assets held for sal e	—	—	—	—	—	1 145	—	1 145
Other current liabilities	7 586	—	—	9	5 350	1 084	(13 752)	277

	12 506	4 221	214	11 750	19 075	34 488	(47 413)	34 841

Total equity and liabilitie s	147 898	99 719	14 719	126 012	48 372	406 850	(606 922)	236 648

Schedule of Condensed Consolidated Statement of Cash Flows

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the six-month period ended 30 Jun e 2020 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
OPERATING ACTIVITIES
Profit from continuing operations	(1 900)	1 330	5	1 586	(474)	(3 997)	(294)	(3 744)
Depreciation, amortization and impairment	95	—	—	394	—	1 913	—	2 402
Impairment losses on goodwill	—	—	—	—	—	2 500	—	2 500
Net finance cost/(income)	189	860	(6)	(533)	259	4 823	—	5 592
Income tax expense	—	(199)	1	288	—	402	—	492
Investment income	1 846	(1 390)	—	10	570	(1 330)	294	—
Other items	99	—	—	130	(368)	317	—	178
Cash flow from operating activities before changes in working capital and use of provisions	329	601	—	1 875	(13)	4 628	—	7 420
Working capital and provisions	10	296	—	(228)	12	(3 117)	—	(3 027)
Cash generated from operations	339	897	—	1 647	(1)	1 511	—	4 393
Interest paid, net	(506)	(1 234)	10	1 443	122	(1 866)	—	(2 031)
Dividends received	—	5 292	—	1 339	—	352	(6 953)	30
Income tax paid	—	—	—	(45)	3	(1 315)	—	(1 357)
Cash flow from operating activities on Australia discontinued operations	—	—	—	—	—	84	—	84
CASH FLOW FROM OPERATING ACTIVITIES	(167)	4 955	10	4 384	124	(1 234)	(6 953)	1 119
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(97)	—	—	(185)	—	(1 298)	—	(1 580)
Proceeds from sale of property, plant and equipment and of intangible assets	—	—	—	—	—	56	—	56
Acquisition of subsidiaries, net of cash	—	—	—	(4)	—	(200)	—	(204)
Proceeds from Australia divestiture	—	—	—	—	149	10 689	—	10 838
Net proceeds from sale/(acquisition) of other assets	13 797	8 981	(22)	13 875	(3 036)	(30 791)	(2 834)	(30)
Cash flow from investing activities on Australia discontinued operations	—	—	—	—	—	(13)	—	(13)
CASH FLOW FROM INVESTING ACTIVITIES	13 700	8 981	(22)	13 686	(2 887)	(21 557)	(2 834)	9 067
FINANCING ACTIVITIES
Intra-group capital reimbursements	—	—	—	(25 449)	—	25 449	—	—
Proceeds from borrowings	7 471	6 226	—	14 504	1 256	14 518	(29 453)	14 522
Payments on borrowings	(3 278)	(13 992)	—	(8)	(2 365)	(16 972)	32 287	(4 328)
Cash net finance (cost)/income other than interests	383	—	—	(2 031)	(1 052)	2 243	—	(457)
Payment of lease liabilities	—	—	—	(26)	—	(254)	—	(280)
Dividends paid	(1 129)	—	—	(5 275)	—	(1 768)	6 953	(1 219)
Cash flow from financing activities on Australia discontinued operations	—	—	—	—	—	(6)	—	(6)
CASH FLOW FROM FINANCING ACTIVITIES	3 447	(7 766)	—	(18 285)	(2 161)	23 209	9 787	8 231
Net increase/(decrease) in cash and cash equivalents on continu ing operations	16 980	6 170	(12)	(215)	(4 924)	417	—	18 416
Cash and cash equivalents less bank overdrafts at beginning of year	(7 503)	24	18	345	7 348	6 937	—	7 169
Effect of exchange rate fluctuations	(170)	—	—	39	209	(798)	—	(720)
Cash and cash equivalents less bank overdrafts at end of year	9 307	6 194	6	169	2 633	6 556	—	24 865

For the six-month period ended 30 Jun e 2019 Million US dollar Restated	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
OPERATING ACTIVITIES
Profit from continuing operations	6 055	25	78	1 015	640	10 114	(11 519)	6 406
Depreciation, amortization and impairment	84	—	—	395	—	1 786	—	2 265
Net finance cost/(income)	264	1 033	(84)	484	(103)	(1 425)	—	169
Income tax expense	—	(102)	6	373	2	1 286	—	1 565
Investment income	(6 342)	(418)	—	(216)	(528)	(4 017)	11 519	—
Other items	70	—	—	62	1	(153)	—	(20)
Cash flow from operating activities before changes in working capital and use of provisions	131	538	—	2 113	12	7 591	—	10 385
Working capital and provisions	7	809	—	(705)	(13)	(1 822)	(86)	(1 810)
Cash generated from operations	138	1 347	—	1 408	(1)	5 769	(86)	8 575
Interest paid, net	(385)	(1 314)	13	(174)	(88)	(251)	37	(2 162)
Dividends received	5 049	—	—	280	—	425	(5 617)	137
Income tax paid	—	—	(1)	(294)	(4)	(1 668)	—	(1 967)
Cash flow from operating activities on Australia discontinued operations	—	—	—	—	—	314	—	314
CASH FLOW FROM OPERATING ACTIVITIES	4 802	33	12	1 220	(93)	4 589	(5 666)	4 897
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(88)	—	—	(161)	—	(1 461)	—	(1 710)
Proceeds from sale of property, plant and equipment and of intangible assets	2	—	—	33	—	187	—	222
Acquisition of subsidiaries, net of cash	—	—	—	—	3	(340)	—	(337)
Sale of subsidiaries, net of cash disposed of	—	—	—	6	—	86	—	92
Net proceeds from sale/(acquisition) of other assets	1 652	(5 252)	8 079	6 092	8 487	19 845	(38 909)	(6)
Cash flow from investing activities on Australia discontinued operations	—	—	—	—	—	(16)	—	(16)
CASH FLOW FROM INVESTING ACTIVITIES	1 566	(5 252)	8 079	5 970	8 490	18 301	(38 909)	(1 755)
FINANCING ACTIVITIES
Intra-group capital reimbursements	—	—	—	(267)	—	267	—	—
Proceeds from borrowings	3 237	17 820	—	5 184	2 179	916	(7 324)	22 012
Payments on borrowings	(9 119)	(12 569)	(8 028)	(11 977)	(2 235)	(22 996)	46 322	(20 602)
Cash net finance (cost)/income other than interests	(274)	(36)	—	66	(34)	(458)	(45)	(781)
Payment of lease liabilities	—	—	—	(39)	—	(186)	—	(225)
Dividends paid	(2 266)	—	—	(286)	(5 049)	(405)	5 617	(2 389)
Cash flow from financing activities on Australia discontinued operations	—	—	—	—	—	(13)	—	(13)
CASH FLOW FROM FINANCING ACTIVITIES	(8 422)	5 215	(8 028)	(7 319)	(5 139)	(22 875)	44 570	(1 998)
Net increase/(decrease) in cash and cash equivalents on continuing operations	(2 054)	(4)	63	(129)	3 258	15	(5)	1 144
Cash and cash equivalents less bank overdrafts at beginning of year	(5 445)	4	29	583	3 486	8 303	—	6 960
Effect of exchange rate fluctuations	(121)	—	—	—	126	(40)	8	(29)
Cash and cash equivalents less bank overdrafts at end of yea r	(7 620)	1	92	455	6 870	8 278	3	8 075